5. Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
4. Fair Value of Financial Instruments

Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company does not have any financial instruments that must be measured under the new fair value standard. The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following schedule summarizes the valuation of financial instruments at fair value on a non-recurring basis in the balance sheets as of December 31, 2014 and June 30, 2015, respectively:

	Fair Value Measurements at December 31, 2014
	Level 1	Level 2	Level 3
Assets
Cash	$20	$–	$–
Intercompany accounts receivable, related parties	–	–	–
Total assets	20	–	–
Liabilities
Intercompany accounts payable, related parties	–	30,136	–
Total Liabilities	–	30,136	–
Total	$20	$(30,136)	$–

	Fair Value Measurements at June 30, 2015
	Level 1	Level 2	Level 3
Assets
Cash	$172	–	$–
Intercompany accounts receivable, related parties	–	–	–
Total assets	172	–	–
Liabilities
Intercompany accounts payable, related parties	–	34,826	–
Total Liabilities	–	34,826	–
Total	$172	$(34,826)	$–

There were no transfers of financial assets or liabilities between Level 1 and Level 2 inputs for the period from March 3, 2013 (Inception) through June 30, 2015.

Level 2 liabilities consist of intercompany debt arrangements. No fair value adjustment was necessary during the period from March 3, 2013 (Inception) through June 30, 2015.